10-K Uncompleted Contracts - Schedule of contract balances (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract assets	$ 58,020		$ 58,020		$ 31,145	$ 22,005	$ 20,659
Change in contract assets			26,875		9,140	1,346
Contract liabilities	(44,590)		(44,590)		(39,843)	(32,348)	(34,115)
Change in contract liabilities			(4,747)		(7,495)	1,767
Net contract assets (liabilities)	13,430		13,430		(8,698)	(10,343)	$ (13,456)
Change in net contract assets (liabilities)			22,128		1,645	3,113
Amounts included in contract liability at the beginning of the period	11,400	$ 6,200	31,700	$ 26,200	30,200	33,100
Contract with customer, performance obligation satisfied in previous period	$ 7,400	$ 5,700	$ 8,100	$ 9,200	$ 11,000	$ 25,600